VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—5.4%
Comcast Corp. Class A	365,209	$ 10,711
Electronic Arts, Inc.	61,386	7,103
Verizon Communications, Inc.	459,409	17,444
		35,258

Consumer Discretionary—11.1%
Best Buy Co., Inc.	82,075	5,199
DR Horton, Inc.	113,071	7,615
Home Depot, Inc. (The)	79,913	22,051
KB Home	177,934	4,612
MDC Holdings, Inc.	75,042	2,058
Ross Stores, Inc.	131,920	11,117
Starbucks Corp.	107,842	9,087
VF Corp.	176,862	5,290
Wendy’s Co. (The)	294,250	5,499
		72,528

Consumer Staples—1.0%
Walmart, Inc.	49,491	6,419
Energy—2.8%
EOG Resources, Inc.	43,400	4,849
ONEOK, Inc.	139,141	7,130
Phillips 66	82,047	6,623
		18,602

Financials—19.6%
Bank of America Corp.	221,132	6,678
BlackRock, Inc. Class A	22,881	12,591
Blackstone Mortgage Trust, Inc. Class A	287,542	6,711
Blackstone, Inc.	62,375	5,221
Citigroup, Inc.	541,014	22,544
Fidelity National Financial, Inc.	200,565	7,261
Intercontinental Exchange, Inc.	76,808	6,940
JPMorgan Chase & Co.	253,874	26,530
Morgan Stanley	171,829	13,576
MSCI, Inc. Class A	13,955	5,886
S&P Global, Inc.	22,228	6,787
Truist Financial Corp.	164,580	7,166
		127,891

Health Care—12.3%
Abbott Laboratories	122,402	11,844
Baxter International, Inc.	171,772	9,252
	Shares	Value

Health Care—continued
Chemed Corp.	10,483	$ 4,576
Medtronic plc	83,113	6,711
Merck & Co., Inc.	154,633	13,317
Teleflex, Inc.	66,159	13,328
Thermo Fisher Scientific, Inc.	16,411	8,324
West Pharmaceutical Services, Inc.	26,339	6,482
Zoetis, Inc. Class A	46,680	6,922
		80,756

Industrials—12.6%
Cummins, Inc.	39,115	7,960
FedEx Corp.	77,191	11,460
Honeywell International, Inc.	34,236	5,716
Lennox International, Inc.	34,854	7,761
Lockheed Martin Corp.	16,590	6,409
Norfolk Southern Corp.	30,784	6,454
Stanley Black & Decker, Inc.	319,766	24,050
TransUnion	215,912	12,845
		82,655

Information Technology—15.6%
Apple, Inc.	44,869	6,201
Broadcom, Inc.	13,118	5,825
Cisco Systems, Inc.	271,646	10,866
Cognex Corp.	169,243	7,015
Global Payments, Inc.	93,053	10,054
Intel Corp.	343,430	8,850
Lam Research Corp.	17,041	6,237
Mastercard, Inc. Class A	33,996	9,666
Microsoft Corp.	75,812	17,657
QUALCOMM, Inc.	55,445	6,264
Texas Instruments, Inc.	85,878	13,292
		101,927

Materials—7.9%
Air Products & Chemicals, Inc.	28,730	6,686
Ball Corp.	195,515	9,447
Celanese Corp.	155,514	14,049
Kinross Gold Corp.	2,288,251	8,604
LyondellBasell Industries N.V. Class A	80,527	6,062
Royal Gold, Inc.	74,140	6,956
		51,804

	Shares	Value

Real Estate—9.8%
Alexandria Real Estate Equities, Inc.	157,551	$ 22,087
American Tower Corp.	28,809	6,185
Crown Castle, Inc.	90,194	13,038
Medical Properties Trust, Inc.	1,353,221	16,049
Sun Communities, Inc.	51,649	6,990
		64,349

Utilities—1.0%
American Water Works Co., Inc.	47,964	6,243
Total Common Stocks (Identified Cost $697,938)		648,432

Total Long-Term Investments—99.1% (Identified Cost $697,938)		648,432

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(1)	6,245,438	6,245
Total Short-Term Investment (Identified Cost $6,245)		6,245

TOTAL INVESTMENTS—100.1% (Identified Cost $704,183)		$654,677
Other assets and liabilities, net—(0.1)%		(378)
NET ASSETS—100.0%		$654,299

Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$648,432	$648,432
Money Market Mutual Fund	6,245	6,245
Total Investments	$654,677	$654,677
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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